Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.66963%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$399,896.53

Principal:
Principal Collections	$9,432,753.61
Prepayments in Full	$3,006,394.55
Liquidation Proceeds	$70,761.14
Recoveries	$83,698.86
Sub Total	$12,593,608.16
Collections	$12,993,504.69

Purchase Amounts:
Purchase Amounts Related to Principal	$194,010.30
Purchase Amounts Related to Interest	$902.07
Sub Total	$194,912.37

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,188,417.06

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,188,417.06
Servicing Fee	$106,507.41	$106,507.41	$0.00	$0.00	$13,081,909.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,081,909.65
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,081,909.65
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,081,909.65
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,081,909.65
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$13,081,909.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,081,909.65
Interest - Class B Notes	$84,234.99	$84,234.99	$0.00	$0.00	$12,997,674.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,997,674.66
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$12,929,809.24
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,929,809.24
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$12,846,589.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,846,589.66
Regular Principal Payment	$12,265,009.98	$12,265,009.98	$0.00	$0.00	$581,579.68
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$581,579.68
Residual Released to Depositor	$0.00	$581,579.68	$0.00	$0.00	$0.00
Total		$13,188,417.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,265,009.98
Total					$12,265,009.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$12,265,009.98	$221.91	$84,234.99	$1.52	$12,349,244.97	$223.43
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$12,265,009.98	$6.53	$235,319.99	$0.13	$12,500,329.97	$6.66

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$49,549,994.52	0.8965080	$37,284,984.54	0.6745972
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$123,249,994.52	0.0655808	$110,984,984.54	0.0590547

Pool Information
Weighted Average APR	3.714%	3.748%
Weighted Average Remaining Term	17.43	16.80
Number of Receivables Outstanding	20,000	18,894
Pool Balance	$127,808,895.19	$115,000,364.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$123,249,994.52	$110,984,984.54
Pool Factor	0.0658334	0.0592358

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$4,015,379.90
Targeted Overcollateralization Amount	$4,015,379.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$4,015,379.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$104,611.15
(Recoveries)		193	$83,698.86
Net Loss for Current Collection Period			$20,912.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1963%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6066%
Second Prior Collection Period			0.0648%
Prior Collection Period			0.5403%
Current Collection Period			0.2067%
Four Month Average (Current and Prior Three Collection Periods)			0.3546%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,958	$18,780,714.21
(Cumulative Recoveries)			$3,859,033.91
Cumulative Net Loss for All Collection Periods			$14,921,680.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7686%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,699.15
Average Net Loss for Receivables that have experienced a Realized Loss			$2,144.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.61%	310	$3,002,397.44
61-90 Days Delinquent	0.29%	31	$337,695.56
91-120 Days Delinquent	0.09%	6	$104,358.46
Over 120 Days Delinquent	0.74%	64	$851,184.22
Total Delinquent Receivables	3.74%	411	4,295,635.68

Repossession Inventory:
Repossessed in the Current Collection Period		7	$59,294.35
Total Repossessed Inventory		10	$115,356.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4425%
Prior Collection Period			0.4600%
Current Collection Period			0.5346%
Three Month Average			0.4790%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	May 2019
Payment Date	6/17/2019
Transaction Month	49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer